STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating Expenses:
Professional fees	$ 46,373	$ 30,835	$ 64,740
Office and sundry	12,590	5,660	8,443
Consulting fees	18,816	81,665	6,172
Transfer agent fees	1,075	4,640	1,861
Accretion expense	9,381	13,970	6,566
Impairment of oil & gas properties	137,329	164,566	7,831,570
Total operating expenses	225,564	301,336	7,919,352
Other income (expense):
Interest income	1,510	815	998
Interest income, related party	0	0	1,153
Miscellaneous income	12,620	0	0
Interest expense	(315)	(282)	(264)
Gain on disposal of properties	0	42,502	0
Foreign exchange gain (loss)	18,660	(564)	111
Change in fair value of derivative liability	207,101	538,826	584,880
Total other income	239,576	581,297	586,878
Net income (loss)	14,012	279,961	(7,332,474)
Other comprehensive income (loss)
Foreign currency translation adjustment	2,801	(34,325)	161,864
Comprehensive income (loss)	$ 16,813	$ 245,636	$ (7,170,610)
Basis and diluted earnings (loss) per share (Note 3)
Basic income (loss) per common share	$ 0.00	$ 0.02	$ (0.56)
Diluted income (loss) per common share	$ 0.00	$ 0.02	$ (0.56)
Basic weighted average number of shares outstanding	16,891,966	14,880,909	13,035,203
Diluted weighted average number of shares outstanding	16,891,966	15,310,909	13,035,203